Explanation of the Effects of Transition to International Financial Reporting Standards - Schedule of Reconciling ITA GAAP and IFRS Consolidated Statement of Cash Flows (Parenthetical) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [abstract]
Bank overdrafts repayable on demand	€ 1,762	€ 0	€ 4,416